KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 64.2%
	COMMUNICATION SERVICES — 1.5%
479	Alphabet, Inc. - Class A*	$1,128,931
49,800	DeNA Co., Ltd.	1,007,536
5,460	Walt Disney Co.*	975,429
		3,111,896
	CONSUMER DISCRETIONARY — 10.9%
143,386	B&M European Value Retail S.A.	1,170,345
10,776	Brunswick Corp.	1,101,631
1,700	Christian Dior S.E.	1,365,815
11,100	Cie Financiere Richemont S.A.	1,344,662
64,400	Dometic Group A.B.	1,106,844
215,300	Falabella S.A.	941,733
6,758	Flutter Entertainment PLC*	1,262,924
8,469	Garmin Ltd.[1]	1,204,631
49,996	Hennes & Mauritz AB - B Shares*	1,292,182
957	Hermes International	1,333,402
1,626	LVMH Moet Hennessy Louis Vuitton S.E.	1,302,546
486,760	Marks & Spencer Group PLC*	1,138,053
11,651	Pandora A/S	1,573,708
184,766	Pirelli & C S.p.A.*	1,089,196
18,270	PulteGroup, Inc.	1,055,823
8,210	Ralph Lauren Corp.*	1,018,697
4,700	Target Corp.	1,066,524
5,511	TopBuild Corp.*	1,091,454
5,170	Tractor Supply Co.	939,389
49,700	Wickes Group PLC*	180,548
		22,580,107
	CONSUMER STAPLES — 1.8%
32,706	Associated British Foods PLC*	1,074,234
17,780	Coca-Cola Europacific Partners PLC[1]	1,076,046
116,900	Takara Holdings, Inc.	1,565,326
		3,715,606
	ENERGY — 3.2%
60,526	Cameco Corp.	1,207,915
12,150	EOG Resources, Inc.	976,131
42,154	Imperial Oil Ltd.	1,390,827
34,512	Schlumberger N.V.[1]	1,081,261
85,008	Subsea 7 S.A.	843,078
44,080	Tourmaline Oil Corp.	1,073,814
		6,573,026

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS — 10.5%
64,500	3i Group PLC	$1,134,896
46,708	Associated Banc-Corp	1,073,817
23,940	Bank of America Corp.	1,014,817
23,850	Fifth Third Bancorp	1,005,039
1,376	First Citizens BancShares, Inc. - Class A	1,184,186
39,900	First Financial Bancorp	1,016,253
63,638	First Horizon Corp.	1,213,577
6,298	First Republic Bank	1,205,689
16,520	Glacier Bancorp, Inc.	962,290
10,138	Groupe Bruxelles Lambert S.A.	1,150,393
35,166	Heritage Financial Corp.	1,020,166
51,104	Investor AB - B Shares	1,174,143
6,260	JPMorgan Chase & Co.	1,028,142
6,416	M&T Bank Corp.	1,030,987
4,240	Morningstar, Inc.	1,000,598
39,980	Provident Financial Services, Inc.	1,009,895
23,842	Renasant Corp.	1,054,293
2,800	Sofina S.A.	1,148,779
37,444	TowneBank	1,199,331
16,460	U.S. Bancorp	1,000,439
		21,627,730
	HEALTH CARE — 3.0%
8,825	Agilent Technologies, Inc.	1,218,997
6,378	Carl Zeiss Meditec A.G.	1,180,417
28,400	Demant A/S*	1,515,752
21,442	LeMaitre Vascular, Inc.	1,098,045
710	Straumann Holding A.G.	1,111,428
		6,124,639
	INDUSTRIALS — 16.4%
32,090	ABB Ltd.	1,093,593
15,342	Advanced Drainage Systems, Inc.	1,740,090
8,206	Ametek, Inc.	1,108,631
18,058	Atlas Copco AB - A Shares	1,105,655
4,149	Cummins, Inc.	1,067,455
5,100	Daikin Industries Ltd.	1,019,881
6,600	Dover Corp.	993,300
7,302	Eaton Corp. PLC[1]	1,060,615
9,202	Ferguson PLC	1,249,631
25,196	Flowserve Corp.	1,068,058
21,900	Fuji Electric Co., Ltd.	1,027,971
23,510	GEA Group A.G.	1,022,957

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
38,600	Hitachi Construction Machinery Co., Ltd.	$1,306,261
20,272	Ingersoll Rand, Inc.*	1,006,302
21,542	Interpump Group S.p.A.	1,209,744
10,400	KION Group A.G.	1,105,738
33,900	Komatsu Ltd.	1,021,930
49,550	Lifco A.B. - B Shares	1,105,225
13,768	Owens Corning	1,468,357
4,203	Parker-Hannifin Corp.	1,295,154
42,828	Sandvik AB	1,138,475
6,900	Schneider Electric S.E.	1,098,258
5,940	Siemens A.G.	975,028
33,822	SKF AB - Class B	914,677
12,422	Timken Co.	1,098,726
12,090	Toromont Industries Ltd.	1,098,418
44,354	Travis Perkins PLC*	1,032,006
45,280	Trelleborg AB - B Shares	1,161,866
40,554	Volvo AB - B Shares	1,068,800
14,080	Westinghouse Air Brake Technologies Corp.	1,165,261
		33,828,063
	INFORMATION TECHNOLOGY — 1.7%
13,000	Advantest Corp.	1,140,948
80,360	Hexagon A.B. - B Shares	1,150,115
17,109	Trimble, Inc.*	1,330,909
		3,621,972
	MATERIALS — 15.2%
27,988	Anglo American PLC	1,242,386
41,390	Antofagasta PLC	906,087
96,000	Asahi Kasei Corp.	1,077,940
12,874	BASF S.E.	1,054,062
27,646	BHP Group Ltd.	1,024,012
5,990	Celanese Corp.	991,045
25,200	Denka Co., Ltd.	960,191
26,832	Domtar Corp.*	1,455,099
29,300	Evonik Industries A.G.	1,052,063
11,200	HeidelbergCement A.G.	1,023,717
18,700	Holcim Ltd.*	1,118,796
22,124	Holmen AB - B Shares	1,012,869
466,632	Incitec Pivot Ltd.*	832,578
26,600	Kaneka Corp.	1,099,644
23,428	Louisiana-Pacific Corp.	1,574,596
2,670	Martin Marietta Materials, Inc.	970,946

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
13,306	Minerals Technologies, Inc.	$1,157,622
13,800	Nitto Denko Corp.	1,089,043
20,700	NOF Corp.	1,092,865
49,670	OZ Minerals Ltd.	972,287
11,900	Sensient Technologies Corp.	1,032,325
6,000	Shin-Etsu Chemical Co., Ltd.	1,039,404
8,078	Solvay S.A.	1,093,393
492,214	South32 Ltd.	1,138,444
188,600	Sumitomo Chemical Co., Ltd.	1,045,970
68,500	Tokai Carbon Co., Ltd.	1,023,355
9,750	Westlake Chemical Corp.	983,482
19,796	Westrock Co.	1,154,503
28,100	Wienerberger A.G.	1,095,996
		31,314,720
	TOTAL COMMON STOCKS
	(Cost $117,729,251)	132,497,759
	EXCHANGE-TRADED FUNDS — 19.3%
152,100	iShares USD Treasury Bond 1-3yr UCITS ETF – DIST Class[1]	20,413,448
312,517	Schwab U.S. TIPS ETF	19,494,810
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $38,707,541)	39,908,258
	SHORT-TERM INVESTMENTS — 16.4%
33,912,826	Fidelity Institutional Government Portfolio - Class I, 0.01%[2]	33,912,826
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,912,826)	33,912,826
	TOTAL INVESTMENTS — 99.9%
	(Cost $190,349,618)	206,318,843
	Other Assets Less Liabilities — 0.1%	242,055
	TOTAL NET ASSETS — 100.0%	$206,560,898

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.